Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Secondhand Containership vessel MSC Ulsan, Koroni and Kyparisia [member]	Jun. 30, 2012 Containership vessel Gather, Gifted and Genius I [Member]	Dec. 31, 2011 Ten secondhand containerships (Prosper, Marina, Konstantina, MSC Pylos, Zagora, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni	Dec. 31, 2010 Ten secondhand containerships (Prosper, Marina, Konstantina, MSC Pylos, Zagora, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni	Jun. 30, 2011 MSC Namibia, MSC Sierra, MSC Sudan [Member]	Jun. 30, 2012 Vessels, net, additional information [Member]
Price Vessels				$ 54,900		$ 193,063
Advances for vessel acquisitions	217,569		148,373				3,830
Vessels' disposal price					18,384
Gain on sale/disposal of vessels, net	(1,303)	(10,771)			1,303			10,771
Disposal contracted price								20,387
Date of vessel's disposal								April 2011, May 2011
Carrying value of fully depreciated vessels									4,751
Number of fully depreciated vessels									1
Carrying value of vessels provided as collaterals to secure loans									$ 1,483,951
Number of vessels provided as collaterals to secure loans									42